Contingent Compensation (Details) - Schedule of short term and long term liability relating to the call and put option - Call and Put Option [Member] - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Accrued Liabilities [Member]
Disclosure in Tabular Form of Short Term and Long Term Liability Relating to the Call and Put Option [Line Items]
Other Accrued Liabilities, Beginning balance	$ 5,087	$ 7,078	$ 6,336
Other Accrued Liabilities, Additions	158	13,839	11,897
Other Accrued Liabilities, Payments	(1,581)	(14,280)	(10,572)
Other Accrued Liabilities, Settlements through issuance of common stock	(4,642)
Other Accrued Liabilities, Changes in fair value for share settled liability	1,022	(2,550)	(583)
Other Accrued Liabilities, Reclassification from Long term to Short term		1,000
Other Accrued Liabilities, Ending balance	44	5,087	7,078
Other Long-Term Liabilities [Member]
Disclosure in Tabular Form of Short Term and Long Term Liability Relating to the Call and Put Option [Line Items]
Other Accrued Liabilities, Reclassification from Long term to Short term		(1,000)
Other Long-Term Liabilities, Beginning balance	$ 1,000	1,963
Other Long-Term Liabilities, Additions			1,963
Other Long-Term Liabilities, Payments		(963)
Other Long-Term Liabilities, Changes in fair value for share settled liability		(963)
Other Long-Term Liabilities, Ending balance		$ 1,000	$ 1,963